Other Long-term Payable	12 Months Ended
Dec. 31, 2012
Other Long-term Payable
Other Long-term Payable

15.                Other Long-term Payable

The following is a summary of other long-term payables as of December 31, 2011 and 2012 (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
RSU long-term payable (see Note 2(n))	63,690	99,768
Other	200	200
	63,890	99,968